As filed with the Securities and Exchange Commission on or about June 10, 2008

Registration No. 033-50390 and 811-07076

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT
Under the Investment Company Act of 1940

Amendment No. 40	☒
____________________ WILSHIRE MUTUAL FUNDS, INC. (Exact Name of Registrant as Specified in Charter) ______________________

1299 Ocean Avenue, Suite 700
Santa Monica, California 90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (310) 451-3051

(Name and Address of Agent for Service)	Copy to:

Lawrence E. Davanzo c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on June 23, 2008 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment to the Registration Statement of Wilshire Mutual Funds, Inc. (the “Registrant”) on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment No. 39 to the Registration Statement of the Registrant incorporates by reference (a) Parts A and B contained in Post-Effective Amendment No. 33 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on February 19, 2008 and (b) Part C contained in Post-Effective Amendment No. 36 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission on May 2, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Wilshire Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Los Angeles, and State of California on the 10 th day of June 2008.

WILSHIRE MUTUAL FUNDS, INC.

BY:	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ Lawrence E. Davanzo Lawrence E. Davanzo	Director and President (Principal Executive Officer)	June 10, 2008

Theodore J. Beck* Theodore J. Beck	Director	June 10, 2008

Roger A. Formisano* Roger A. Formisano	Director	June 10, 2008

Richard A. Holt* Richard A. Holt	Director	June 10, 2008

/s/ Danny S. Kang Danny S. Kang	Treasurer (Principal Financial and Accounting Officer)	June 10, 2008

Suanne K. Luhn* Suanne K. Luhn	Director	June 10, 2008

Harriet A. Russell* Harriet A. Russell	Director	June 10, 2008

George J. Zock* George J. Zock	Director, Chairman of the Board	June 10, 2008

*By:	/s/ Lawrence E. Davanzo	June 10, 2008

As Attorney-in-Fact and Agent pursuant to powers of attorney filed with the Registrant’s Post-Effective Amendment No. 27, Post-Effective Amendment No. 33 or Post-Effective Amendment No. 36.